Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Italy [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	40,054	€ 22,608	1,715
Spain [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	2,791	3,264	2,587
Operating expenses	(517)	(322)	(472)
Depreciation expenses	(912)	(908)	(904)
Gross profit (loss)	1,362	2,034	1,211
Adjusted gross profit (loss)	1,362	2,034	1,211
Segment assets	12,807	14,577	13,841
Ellomay Solar Spain [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	4,051	3,597
Operating expenses	(1,825)	(1,399)
Depreciation expenses	(946)	(427)
Gross profit (loss)	1,280	1,771
Adjusted gross profit (loss)	1,280	1,771
Segment assets	18,666	20,090	14,456
Talasol Spain [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	24,971	32,740	29,432
Operating expenses	(5,786)	(8,764)	(6,305)
Depreciation expenses	(11,459)	(11,400)	(10,586)
Gross profit (loss)	7,726	12,576	12,541
Adjusted gross profit (loss)	7,726	12,576	12,541
Segment assets	231,142	244,584	247,004
USA [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	6,267
Discontinued operation Israel [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	675	1,119	1,016
Operating expenses	(342)	(418)	(367)
Depreciation expenses	(461)	(512)	(475)
Gross profit (loss)	(128)	189	174
Adjusted gross profit (loss)	1,223	1,565	1,514
Segment assets	28,297	34,750	38,809
Bio Gas Netherland [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	17,021	12,640	12,686
Operating expenses	(14,733)	(13,186)	(10,446)
Depreciation expenses	(2,670)	(2,824)	(3,135)
Gross profit (loss)	(382)	(3,370)	(895)
Adjusted gross profit (loss)	(382)	(3,370)	(895)
Segment assets	31,164	32,002	34,570
Dorad Israel [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	63,973	62,813	51,630
Operating expenses	(47,322)	(47,442)	(39,175)
Depreciation expenses	(5,689)	(6,339)	(5,539)
Gross profit (loss)	10,962	9,032	6,916
Adjusted gross profit (loss)	10,962	9,032	6,916
Segment assets	97,339	107,079	118,435
Manara Israel [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	169,783	137,432	107,678
Reportable Segments [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	113,482	116,173	97,351
Operating expenses	(70,525)	(71,531)	(56,765)
Depreciation expenses	(22,137)	(22,410)	(20,639)
Gross profit (loss)	20,820	22,232	19,947
Adjusted gross profit (loss)	22,171	23,608	21,287
Segment assets	635,519	613,122	576,508
Reconciliations [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	(64,648)	(63,932)	(52,646)
Operating expenses	47,664	47,860	39,542
Depreciation expenses	6,126	6,830	5,998
Gross profit (loss)	(10,858)	(9,242)	(7,106)
Adjusted gross profit (loss)	(10,986)	(10,618)	(8,446)
Segment assets	(22,667)	(36,965)	(24,529)
Consolidated [Member]
Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	48,834	52,241	44,705
Operating expenses	(22,861)	(23,671)	(17,223)
Depreciation expenses	(16,012)	(15,580)	(14,641)
Gross profit (loss)	9,961	12,990	12,841
Adjusted gross profit (loss)	9,961	12,990	12,841
Project development costs	(4,465)	(3,784)	(2,508)
General and administrative expenses	(5,283)	(5,855)	(5,624)
Share of loss of equity accounted investee	4,320	1,206	117
Operating profit	4,533	4,557	4,826
Financing income	8,747	6,443	673
Financing expenses in connection with derivatives and warrants, net	251	605	(841)
Financing expenses, net	(12,555)	(10,524)	(27,593)
Profit (loss) before taxes on income	976	1,081	(22,935)
Segment assets	€ 612,852	€ 576,157	€ 551,979